Trade accounts receivables (Details 3) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade accounts receivables	$ 140,793	$ 141,910
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	146,294	148,471
Gross carrying amount [member] | Current [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	129,918	125,625
Gross carrying amount [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	12,693	18,529
Gross carrying amount [member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	568	1,405
Gross carrying amount [member] | Later than six months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	3,115	2,912
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Impairment of trade accounts receivables	$ (5,501)	$ (6,561)